Capital and reserves	6 Months Ended
Dec. 31, 2023
Capital and reserves
Capital and reserves

26 Capital and reserves

(a) Share capital and additional paid-in capital

As at June 30, 2022 and 2023 and December 31, 2023, the Company authorized 5,000,000,000 ordinary shares, with a par value of USD0.00001 each.

As of June 30, 2022 and 2023 and December 31, 2023, analysis of the Company’s issued shares including treasury shares reserved for the share incentive plan, was as follows:

	As at June 30, 2022		As at June 30, 2023		As at December 31, 2023
	Number of		Number of		Number of
	shares	Share capital	shares	Share capital	shares	Share capital
		RMB’000		RMB’000		RMB’000
Class A ordinary shares	897,275,873	69	—	—	—	—
Class B ordinary shares	328,290,482	23	—	—	—	—
Ordinary shares	—	—	1,263,689,685	95	1,263,689,685	95
	1,225,566,355	92	1,263,689,685	95	1,263,689,685	95

(i) Prior to the Company’s listing on the Hong Kong Stock Exchange, the Company adopted a dual-class share structure, including Class A ordinary shares and Class B ordinary shares. Holders of the Class A ordinary shares and Class B ordinary shares had the same rights except for voting and conversion rights. In respect of matters requiring the votes of shareholders, the holder of Class B ordinary shares was entitled to three votes per share, while the holders of Class A ordinary shares entitled to one vote per share. Each Class B ordinary share was convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares were not convertible into Class B ordinary shares under any circumstances.

(ii) Pursuant to the annual general meeting of shareholders of the Company held on July 11, 2022, upon and with effect from the Company’s listing on the Hong Kong Stock Exchange, all the authorized Class A ordinary shares (whether issued or unissued) and Class B ordinary shares (whether issued or unissued) are redesignated as ordinary shares of a par value of USD0.00001 each.

(iii) On July 13, 2022, the Company completed its dual primary listing on the Hong Kong Stock Exchange. In connection with the dual primary listing, the Company completed a global offering and issued 41,586,200 ordinary shares, including 486,200 shares upon exercise of the over-allotment option, with a par value of USD0.00001 each and offer price of HKD13.80 each.

(iv) During the years ended June 30, 2022 and 2023 and the six months ended December 31, 2023, 3,897,180, 4,161,100 and 636,608 of restricted shares, restricted shares units and options were vested and exercised, and were released from treasury shares into ordinary shares.

(v) During the year ended June 30, 2023, 3,462,870 shares were cancelled, which mainly including 3,462,868 shares repurchased under 2022 share repurchase program (see Note 26(b)(v)).

(vi) As at June 30, 2022 and 2023 and December 31, 2023, among the ordinary shares issued, 22,919,736, 18,834,996 and 20,356,896 shares were recognized as treasury shares (see Note 26(b)(v)), respectively.

(vii) Pursuant to a resolution approved by the board of directors of the Company on May 16, 2023, the Company transferred RMB730,898,000 (equivalent to USD105 million) of additional paid-in capital to set off its accumulated losses.

(b) Nature and purposes of reserves

(i)  Merger reserve

The merger reserve mainly represents the difference between the consideration paid and the paid-in capital acquired arising from business combinations involving entities under common control during the year ended June 30, 2019.

(ii) Translation reserve

The exchange reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

(iii) Share-based payment reserve

The share-based payment reserve represents the portion of the grant date fair value of restricted shares, share options and restricted share units granted to the key management personnel and employees of the Group that has been recognized in accordance with the accounting policy adopted for share-based payments in Note 2(r)(iii).

(iv) PRC statutory reserve

PRC statutory reserves are established in accordance with the PRC Company Law and the Articles of Association of the subsidiaries which are established in the PRC. The subsidiaries being wholly foreign-owned enterprise or wholly domestic-owned enterprises, are required to allocate at least 10% of its net profits to a statutory surplus reserve. The transfer to this reserve must be made before distribution of dividends to equity shareholders can be made.

PRC statutory reserve can be used to make good previous years’ losses, if any, and may be converted into capital in proportion to their existing equity holdings, provided that the balance of the statutory surplus reserve after such transfer is not less than 25% of the registered capital.

(v) Treasury shares

The 2020 Share Incentive Plan was administered by twelve special purpose vehicles, and the Group has the power to govern the relevant activities of the twelve special purpose vehicles and can derive benefits from the contributions of the employees who were awarded with the shares under 2020 Share Incentive Plan, therefore, the twelve special purpose vehicles were consolidated.

The balance of treasury shares mainly include the considerations received from special purpose vehicles for unvested and forfeited restricted shares, and the cost of the Company’s shares held by the Group.

On December 21, 2021, the board of directors authorized a share repurchase program under which the Company may repurchase up to USD200 million of its shares until September 21, 2022 (the “2021 Share Repurchase Program”).

During the period from December 21, 2021 to June 30, 2022, the Company repurchased 6,111,276 Class A ordinary shares under the 2021 Share Repurchase Program for a total consideration of USD12,763,000 (equivalent to RMB82,160,000).

On September 29, 2022, the board of directors authorized a new share repurchase program under which the Company may repurchase up to USD100 million of its shares within a period of 12 months starting from September 29, 2022 (the “2022 Share Repurchase Program”).

During the year ended June 30, 2023, the Company repurchased 3,373,228 ordinary shares on the New York Stock Exchange and 166,000 ordinary shares on the Hong Kong Stock Exchange under the 2021 and 2022 Share Repurchase Programs for total considerations of USD4,370,000 (equivalent to RMB31,175,000) and HKD1,696,000 (equivalent to RMB1,536,000), respectively.

Pursuant to 2021 Share Repurchase Program, the Company had repurchased a total of 6,187,636 ordinary shares on the New York Stock Exchange as of September 21, 2022, the expiry date of the program. In October 2022, the board of directors of the Company approved to transfer all these 6,187,636 repurchased shares to special purpose vehicles for future grants of share awards under the 2020 Share Incentive Plan.

Under the 2022 Share Repurchase Program, 166,000 shares repurchased on the Hong Kong Stock Exchange and 3,296,868 shares repurchased on the New York Stock Exchange were cancelled as of June 30, 2023.

On September 15, 2023, the board of directors authorized a new share repurchase program under which the Company may repurchase up to USD200 million of its shares within a period of 12 months starting from September 15, 2023 (the “2023 Share Repurchase Program”).

During the six months ended December 31, 2023, the Company repurchased ordinary shares under the 2023 Share Repurchase Program as follows, and the cost of these shares held by the Group was recorded in treasury shares:

	Shares repurchased on the New York Stock Exchange				Shares repurchased on the Hong Kong Stock Exchange
	Number of	Highest	Lowest		Number of	Highest	Lowest
	shares	price paid	price paid	Aggregate	shares	price paid	price paid	Aggregate
Month	repurchased	per share	per share	price paid	repurchased	per share	per share	price paid
		USD	USD	USD’000		HKD	HKD	HKD’000
December 2023	1,450,108	4.98	4.57	6,981	708,400	37.85	36.35	26,290

Equivalent to RMB’000				49,630				23,930

(c) Capital management

The Group defines “capital” as including all components of equity. The Group’s policy is to maintain a strong capital base to maintain investors, creditors and market confidence and to sustain future development of the business. There were no changes in the Group’s approach to capital management during the reporting periods. The Group is not subject to any externally imposed capital requirements.

(d) Dividends

During the year ended June 30, 2021, no dividend was paid or declared by the Company.

During the year ended June 30, 2022, dividends of USD0.039 per ordinary share, amounting to USD47,178,000 (equivalent to RMB306,255,000), in respect of the fiscal year ended June 30, 2021 were declared and paid by the Company. The dividends were distributed from additional paid-in capital.

During the year ended June 30, 2023, special cash dividends of USD0.043 per ordinary share, amounting to USD53,640,000 (equivalent to RMB370,787,000), were declared and paid by the Company. The dividends were distributed from additional paid-in capital.

During the six months ended December 31, 2023, final dividends of USD0.103 per ordinary share, amounting to USD128,758,000 (equivalent to RMB923,664,000), in respect of the year ended June 30, 2023, were declared and paid by the Company. The dividends were distributed from additional paid-in capital.

Special cash dividends of USD0.0725 per ordinary share, amounting to USD90.5 million, were proposed and approved by the board of directors of the Company in March 2024. The dividends will be distributed from additional paid-in capital and have not been recognized as liabilities as of December 31, 2023.